Earnings/(Loss) per Common Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares with anti-dilutive effect, not included in calculation of earnings per share	0	0	1,549
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares with anti-dilutive effect, not included in calculation of earnings per share	184,250	384,682	569,998